UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/02

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 16, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $63,807 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corp         COMMON           003830106        1      824          SOLE                      824
Travelocity                    COMMON           893953109      145     5200          SOLE                     5200
Audio Visual Service           COMMON           050727106     1028   113059          SOLE                   113059
Beverly Enterprises            COMMON           087851309     1454   202000          SOLE                   202000
Immunex Corp                   COMMON           452528102     9348   308911          SOLE                   308911
Edison International           COMMON           281020107     7530   449530          SOLE                   449530
Pacific Gas&Electric           COMMON           69331C108    11103   471270          SOLE                   471270
AT&T Corp                      COMMON           001957109    13572   864450          SOLE                   864450
Chiquita Brands                COMMON           170032809    18903  1145624          SOLE                  1145624
Mcleod Usa Preferred Stock     PREFERRED        582266201       53     3118          SOLE                     3118
Lincare Holdings May 25        OPTION           532791100      318     3176     PUT  SOLE                     3176
Conoco Inc Apr 30              OPTION           208251504        5      202     CALL SOLE                      202
Hewlett Packard May 20         OPTION           428236103      347     7703     CALL SOLE                     7703